Submission	Sep. 05, 2025
Submission [Line Items]
Central Index Key	0001971542
Registrant Name	QMMM Holdings Limited
Form Type	F-3
Submission Type	F-3
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A